UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22466

ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.
ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2013

Strategy	Investments	Shares	Cost	Fair Value

Mutual Funds – 36.5%

Equity - 9.0%
	The GMO Quality Fund	592,681	$12,894,292	$14,935,571
	Lazard Global Listed Infrastructure Portfolio	852,698	9,674,624	10,394,394
				25,329,965
Fixed Income - 27.5%
	Federated Bond Fund	1,911,397	17,669,381	17,680,419
	Harbor High-Yield Bond Fund	1,618,020	17,762,839	17,523,160
	Stone Harbor Emerging Market Debt Fund	2,104,009	23,661,947	22,576,018
	Stone Harbor Local Market Fund	833,507	9,383,855	8,385,077
	Torchlight Value Fund, Inc. ***	1,867,339	10,611,697	11,777,680
				77,942,354
Offshore Funds - 37.5%

Diversified/Multi-Strategy - 6.4%
	York Total Return Unit Trust**		16,500,000	18,153,453
Fixed Income - 19.4%
	Arrowpoint Income Opportunity Fund, Ltd.		10,832,241	12,415,592
	Eaton Vance Institutional Senior Loan Fund		21,474,829	21,711,442
	Beach Point Dynamic Income Offshore Fund Ltd.		20,000,000	20,790,382
				54,917,416
Macro - 5.8%
	Graham Global Investment Fund II SPC Ltd.**		15,500,000	16,379,862

Reinsurance - 5.9%	AQR Risk Balanced Reinsurance Fund Ltd.		16,586,087	16,652,315
Total Investments (Cost - $202,551,792*) - 74.0%				209,375,365
Other Assets and Liabilities, net - 26.0%				73,919,874
Net Assets - 100.0%				$283,295,239
Percentages shown are stated as a percentage of net assets as of June 30, 2013.

* The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2013, as computed for federal income tax purposes, were as follows:
Aggregate cost	$207,239,641

Gross unrealized appreciation	$9,147,959
Gross unrealized depreciation	(7,012,235)
Net unrealized appreciation	$2,135,724

**	Non-income producing securities.
***	Investment Fund is a private mutual fund.

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2013 (continued)

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Equity	12.1%
Fixed Income	37.2
Offshore Funds
Diversified/Multi-Strategy	8.7
Fixed Income	26.2
Macro	7.8
Reinsurance	8.0
100.0%

Equity Swaps Outstanding as of June 30, 2013:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value (USD)
Credit Suisse International	HTUSDVYY Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2013	18,526,636	$1,368,562
Credit Suisse International	The Cushing 30 MLP Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2013	11,931,536	2,242,935
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	10/3/2013	12,582,579	2,365,320
							$5,976,817

A summary of derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivative instruments not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset derivatives

Equity swaps	Unrealized appreciation/(depreciation) on equity swaps	$5,976,817

Net realized gain/(loss) and net changes in unrealized appreciation/(depreciation) on derivative instruments for the nine months ended June 30, 2013 were as follows:

Realized Gain on Derivative Instruments Recognized in Income in the Statement of Operations
Derivative instruments not accounted for as hedging instruments	Swaps

Equity swaps	$1,525,185

Change in Unrealized Appreciation on Derivative Instruments Recognized in Income in the Statement of Operations
Derivative instruments not accounted for as hedging instruments	Swaps

Equity swaps	$5,563,347

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2013 (continued)

Fair Value Measurements

The ASGI Agility Income Fund (the “Fund”) measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”).

Alternative Strategies Group, Inc. (the “Adviser”) considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value of investments in Investment Funds. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The fair value of equity swaps can be valued by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be characterized in Level 3 of the fair value hierarchy.

The Fund recognizes transfers into and out of the levels indicated below at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of June 30, 2013 is as follows:

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2013 (continued)

Description	Total Fair Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Mutual Funds
Equity	$25,329,965	$25,329,965	$-	$-
Fixed Income	77,942,354	66,164,674	11,777,680	-
Offshore Funds
Diversified/Multi-Strategy	18,153,453	-	18,153,453	-
Fixed Income	54,917,416	-	54,917,416	-
Macro	16,379,862	-	16,379,862	-
Reinsurance	16,652,315	-	-	16,652,315
Equity Swaps
Index	5,976,817	-	5,976,817	-
Total Investments	$215,352,182	$91,494,639	$107,205,228	$16,652,315

There were no transfers between the levels indicated above for the nine months ended June 30, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Investment Funds - Reinsurance

Balance, as of October 1, 2012	$-
Realized gain/ (loss)	-
Change in unrealized appreciation/(depreciation)	66,228
Purchases	16,586,087
(Sales)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance, as of June 30, 2013	$16,652,315

The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013 was $66,228.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2013 (continued)

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of June 30, 2013:

Diversified/multi-strategies generally includes investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Fixed income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2012 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8-27-2013

* Print the name and title of each signing officer under his or her signature.